Line of Credit, Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line Of Credit Related Parties
Line of Credit, Related Parties

The Company is a party to a line of credit agreement with A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company. The line of credit is in the amount of $370,000 with an annualized interest rate of 6%. On June 26, 2018, the amount of the line of credit was increased by $280,500.  The line of credit may be called for payment upon demand of the holder. As of September 30, 2018, $524,869 was outstanding under the agreement.

Interest expense on the line of credit, related parties totaled $7,590 and $0 for the three months ended September 30, 2018 and 2017, respectively and $18,690 and $0 for the nine months ended September 30, 2018 and 2017, respectively.

The Company entered into a line of credit agreement with a related party at December 29, 2017. The agreement established a line of credit in the amount of $370,000 with an annualized interest rate of 6%. The line of credit may be called for payment upon demand.

Interest expense on line of credit, related parties totaled $179 and $0 for the years ended December 31, 2017 and 2016, respectively.